Subsequent Events (Details)	1 Months Ended																					1 Months Ended				1 Months Ended	3 Months Ended
	Jul. 31, 2012 USD ($)	Jan. 04, 2013 USD ($)	Jan. 04, 2013 GBP (£)	Jun. 30, 2012 USD ($)	Jun. 30, 2012 GBP (£)	Mar. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jul. 31, 2012 Steven Girgenti [Member] USD ($)	Mar. 31, 2012 Steven Girgenti [Member] USD ($)	Jul. 31, 2012 GreenBridge Capital Partners [Member]	Jun. 30, 2012 GreenBridge Capital Partners [Member]	Apr. 30, 2012 GreenBridge Capital Partners [Member]	Apr. 15, 2012 GreenBridge Capital Partners [Member]	Mar. 04, 2012 GreenBridge Capital Partners [Member]	Aug. 18, 2011 GreenBridge Capital Partners [Member]	Jun. 30, 2011 GreenBridge Capital Partners [Member]	Jul. 31, 2012 Partizipant, LLC [Member] USD ($)	Jul. 31, 2011 Partizipant, LLC [Member] USD ($)	Mar. 31, 2012 Dr Oscar Bronsther [Member] USD ($)	Mar. 31, 2012 Jose Romano [Member] USD ($)	Jan. 31, 2012 Sight Science Limited [Member]	Jan. 04, 2012 Sight Science Limited [Member] USD ($)	Jan. 04, 2012 Sight Science Limited [Member] GBP (£)	Mar. 31, 2012 Jason Barton [Member] USD ($)	Jul. 31, 2012 Fountainhead [Member] USD ($)	Mar. 31, 2011 Fountainhead [Member]	Jun. 30, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Mar. 31, 2012 Alvaro Pascuale - Leone [Member] USD ($)	Dec. 31, 2011 Alvaro Pascuale - Leone [Member] USD ($)
Subsequent Events (Textual)
Common stock issued for consulting services	2,222,222			870,083,225	870,083,225		807,205,445	724,488,929	222,222	222,222					15,500,000		15,500,000			96,620	138,890				138,890			277,780	138,890	182,467
Common stock, value	$ 50,000			$ 87,008			$ 80,721	$ 72,449	$ 5,000	$ 5,000										$ 2,174	$ 3,125				$ 3,125			$ 6,250	$ 3,125	$ 6,250
Issuance price per share	$ 0.0225
Subordinated loan																										100,000
Interest rate on subordinated loan																										6.00%	6.00%
Subordinated loan due date																										Jul. 09, 2013
One time payment for consulting services																		357,000	300,000
Common shares issued upon conversion of series C preferred stock						15,555,554
Agreed to pay cash on acquisition		155,330	100,000	155,330	100,000																		310,660	200,000
Cash paid on closing related to acquisition																							155,330	100,000
Cash paid on one-year anniversary of closing related to acquisition																							155,330	100,000
Shareholders received restricted shares on acquisition (Shares)																						14,350,000
Shareholders received restricted shares on acquisition, value																							$ 287,000	£ 184,768
Number of shares that are no longer subject of repurchase option											5,166,667	5,166,667			5,166,667	5,166,667
Option to repurchase of shares													5,166,667	5,166,667